BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS		5.800%	12/31/2049	$250,000	$252,461	$251,022
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,910	498,100
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	219,430
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	199,120	205,238
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,603,128	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	526,028	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,334,732	-
				7,836,000	4,728,380	1,173,790	3.08%

TOTAL INVESTMENTS IN FIXED INCOME				$7,836,000	$4,728,380	$1,173,790	3.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2023

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:

BOND MUTUAL FUNDS:

MFC BLACKROCK TAXABLE MUNICIPAL BOND TRUST		50,645	$896,065	$913,636
GUGGENHEIM TAXABLE MUNICIPAL BOND & INV GRADE DEBT TRUST		30,470	512,038	530,178
TOTAL BOND MUTUAL FUNDS			1,408,103	1,443,814	3.79%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
ADVISORS SER TR PZENA EMG MK INS		25,492	255,568	291,629
			255,568	291,629	0.77%
SPECIALTY FUNDS
Conservative Allocation
NEXPOINT MERGER ARBITRAGE		51,105	1,025,348	1,012,905
			1,025,348	1,012,905	2.66%
Precious Metals
ISHARES SILVER TRUST	[3]	1,252	21,040	27,331
SPDR GOLD SHARES	[3]	260	25,315	46,647
VANECK VECTORS GOLD MINERS		571	16,167	18,283
			62,522	92,261	0.24%

TOTAL STOCK MUTUAL FUNDS			1,343,438	1,396,795	3.67%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$2,751,541	$2,840,609	7.45%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2023

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3,6]	$700,000	$794,094
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	5,912,315
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,969,734
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,747,935
INFINITY PREMIER FUND, LP	[2,3]	500,000	2,244,347
LITESPEED PARTNERS, LP	[2,3]	-	28,316
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	4,780,970
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	24,571
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	770,121
OLD WELL EMERGING SPECIAL OPPORTUNITIES FUND	[2,3]	200,000	199,365
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	912,670
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	1,964,984	2,025,775
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	116,298	106,915
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	1,031,227	1,122,697
TOTAL LIMITED PARTNERSHIPS		13,359,562	24,639,825	64.67%

TOTAL OTHER INVESTMENTS		$13,359,562	$24,639,825	64.67%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	4,007	ACTIVISION BLIZZARD, INC	$314,363	$306,816
	238	BCE INC COM	10,963	11,257
	2,500	LUMEN TECHNOLOGIES, INC.	27,718	13,125
	63	SK TELECOM LTD SPONSORED A	1,262	1,336
	377	TELEFONICA S A SPONSORED A	60	1,448
			354,366	333,982	0.88%

Media and Entertainment	740	ALPHABET INC CAP STK CL C	47,706	73,904
	765	META PLATFORMS INC CL A	99,806	113,962
	116	NETFLIX COM INC COM	31,676	41,048
			179,188	228,914	0.60%

Interactive Home Entertainment	8,760	NINTENDO LTD ADR	98,661	94,345
			98,661	94,345	0.25%

TOTAL COMMUNICATION SERVICES			632,215	657,241	1.72%

CONSUMER DISCRETIONARY
Consumer Discretionary	20	WHIRLPOOL CORP COM	2,234	3,112
			2,234	3,112	0.01%

Hotels, Restaurants & Leisure	79	CAESARS ENTERTAINMENT COM	6,388	4,113
			6,388	4,113	0.01%

Communications	3	GRAHAM HOLDINGS CO COM CL B	1,228	1,960
			1,228	1,960	0.01%

Specialty Retail	21	GENUINE PARTS CO COM	1,985	3,524
			1,985	3,524	0.01%

TOTAL CONSUMER DISCRETIONARY			11,835	12,709	0.03%

CONSUMER STAPLES

Discount Stores	100	DOLLAR GEN CORP COM	14,580	23,360
	1,292	DOLLAR TREE INC COM	157,487	194,033
			172,067	217,393	0.57%

Food & Staples Retailing	131	KROGER CO COM	4,133	5,847
	76	WAL-MART STORES INC COM	10,261	10,934
			14,394	16,781	0.04%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

Food, Beverage & Tobacco	8,619	ALTRIA GROUP INC COM	403,615	388,200
	104,590	AMBEV SA SPONSORED ADR	291,354	278,209
	1,958	ANHEUSER-BUSCH INBEV SA/NV	111,212	118,048
	104	COCA COLA CO COM	4,970	6,377
	5,531	COCA COLA FEMSA S A B SPON	311,662	421,352
	78	CONSTELLATION BRANDS CL A	7,076	18,058
	1,602	FOMENTO ECONOMICO MEXI SPO	115,166	140,656
	23	GENERAL MILLS INC COM	931	1,802
	5,297	PHILIP MORRIS INTL COM	508,433	552,159
			1,754,419	1,924,861	5.05%

Household & Personal Products	126	KIMBERLY CLARK CORP COM	17,492	16,381
	11	PROCTER & GAMBLE CO COM	737	1,566
			18,229	17,947	0.05%

TOTAL CONSUMER STAPLES			1,959,109	2,176,982	5.71%

ENERGY
Energy	250	CHENIERE ENERGY, INC.	42,466	38,198
	1,200	CVR ENERGY, INC.	43,491	39,840
	159	CRESTWOOD EQUITY PARTNERS	3,370	4,277
	500	DEVON ENERGY CORP NEW COM	35,635	31,620
	1,500	FREEHOLD ROYALTIES, LTD	19,007	18,090
	2,000	FLEX LNG LTD.	62,848	62,200
	473	SUNOCO INC COM	13,246	22,576
			220,063	216,801	0.57%

Pipelines	181	DELEK LOGISTICS PARTNERS LP	5,334	9,157
	630	ENBRIDGE INC	18,339	25,811
			23,673	34,968	0.09%

TOTAL ENERGY			243,736	251,769	0.66%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

FINANCIALS
Banks	263	BANK OF AMERICA CORP COM	6,063	9,331
	1	SVB FINANCIAL GROUP COM	341	302
	394	TRUIST FINANCIAL CORP COM	13,819	19,460
			20,223	29,093	0.08%

Diversified Financials	1,312	ALLIANCE BERNSTEIN HLDG UN	54,060	49,738
	179	BERKSHIRE HATHAWAY INC CL B	36,099	55,762
	756	BLACKSTONE GROUP LP COM	24,342	72,546
	3	BROOKFIELD ASSET MGMT COM	150	98
	14	BROOKFIELD CORPORATION	593	521
	420	CARLYLE GROUP LP COM	9,160	15,107
	36	CME GROUP	5,993	6,360
	263	COMPASS DIVERSIFIED HOLDINGS	3,600	5,870
	918	GOLUB CAPITAL BDC INC COM	-	12,577
	51	INTERNCONTINENTAL EXCHANGE COM	3,817	5,485
	52	MORGAN STANLEY COM NEW	2,956	5,061
	17	PRICE T ROWE GROUP INC COM	3,251	1,980
	667	STARWOOD PPTY TR INC COM	14,597	13,934
			158,618	245,039	0.64%

Insurance	79	AON PLC SHS CL A	6,409	25,176
	263	OLD REP INTL CORP COM	4,433	6,941
	129	TRAVELERS COMPANIES COM	10,711	24,654
	263	ZURICH INS GROUP LTD SPONS ARD	6,984	13,005
			28,537	69,776	0.18%

TOTAL FINANCIALS			207,378	343,908	0.90%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	1,987	CARDINAL HEALTH INC COM	113,968	153,496
	157	DAVITA HEALTHCARE PART COM	12,098	12,935
	365	HOLOGIC INC COM	18,730	29,700
	48	LABORATORY CORP AMER HLDGS	6,922	12,102
	306	MCKESSON CORP COM	75,528	115,876
	206	QUEST DIAGNOSTICS INC COM	24,052	30,587
	24	STRYKER CORP	4,486	6,091
			255,784	360,787	0.95%

Pharmaceuticals & Biotechnology	180	ABBVIE INC	14,611	26,595
	524	ASTRAZENECA PLC SPONSORED	13,125	34,254
	6,494	BAYER A G SPONSORED ADR	105,378	101,177
	79	BRISTOL MYERS SQUIBB CO CO	4,564	5,739
	135	ELI LILLY & CO COM	5,947	46,460
	20	IQVIA HOLDINGS INC COM	1,982	4,588
	79	MERCK & CO INC COM	5,654	8,485
	5,783	PFIZER INC COM	282,325	255,377
	52	SEATTLE GENETICS INC COM	2,555	7,253
			436,141	489,928	1.29%

TOTAL HEALTH CARE			691,925	850,715	2.23%

INDUSTRIALS
Capital Goods	453	3M COMPANY	66,270	52,131
	208	ABB LTD SPONSORED ADR	5,057	7,249
	10	ACCELLERON INDUSTRIES AG A	177	233
	608	LOCKHEED MARTIN CORP COM	262,390	281,662
	79	STURM RUGER & CO INC COM	5,760	4,495
			339,654	345,770	0.91%

Commercial Services & Supplies	24	WASTE MGMT INC DEL COM	835	3,714
			835	3,714	0.01%

Transportation	21	EXPEDITORS INTL OF WASHINGTON COM	1,867	2,271
	313	FORTRESS TRANS INFRST COM	4,997	6,999
	313	FTAI INFRASTRUCTURE INC.	-	1,036
			6,864	10,306	0.03%

Transportation Infrastructure	1,539	GRUPO AEROPORTUARIO DE SPO	79,611	112,424
	465	GRUPO AEROPORTUARIO DE SPO	86,981	126,480
	849	GRUPO AEROPUERTO DEL P SPO	118,548	146,512
			285,140	385,416	1.01%

TOTAL INDUSTRIALS			632,493	745,206	1.96%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

INFORMATION TECHNOLOGY

Hardware & Equipment	535	CISCO SYSTEMS INC	20,733	26,038
	498	CORNING INC COM	10,201	17,236
			30,934	43,274	0.11%

Software & Services	61	MICROSOFT CORP COM	8,924	15,116
	238	ORACLE CORP COM	15,727	21,053
			24,651	36,169	0.09%

Technology Hardware & Equipment	629	APPLE INC COM	44,179	90,758
	2,470	INTEL CORP COM	101,920	69,802
	52	NETAPP INC COM	2,180	3,444
	140	SEAGATE TECHNOLOGY SHS	5,333	9,489
			153,612	173,493	0.46%

Technology	1,542	FISERV INC COM	152,103	164,501
			152,103	164,501	0.43%

TOTAL INFORMATION TECHNOLOGY			361,300	417,437	1.10%

MATERIALS	500	BHP GROUP LIMITED	27,434	35,075
	158	CHEMOURS CO COM	2,551	5,750
	400	CVR PARTNERS, LP	50,841	39,652
	104	DOW CHEM CO COM	5,163	6,172
	20	ECOLAB INC COM	2,106	3,097
	124	F M C CORP COM	9,971	16,508
	10	MITSUI & CO LTD SPONSORED	3,643	5,905
	500	RIO TINTO GROUP	30,368	39,675
	51	SEALED AIR CORP NEW	2,833	2,793
	600	SOCIEDAD QUIMICA MINER SPON ADR	49514	58524
TOTAL MATERIALS			184,424	213,151	0.56%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	101	DIGITAL RLTY TR INC COM	11,872	11,577
	630	EASTERLY GOVT PPTYS COM	12,410	10,231
	524	HANNON ARMSTRONG SUST COM	8,023	19,341
	840	IRON MTN INC NEW COM	34,076	45,847
	789	MEDICAL PPTYS TR INC COM	10,742	10,218
	104	OMEGA HEALTHCARE INVS COM	3,026	3,062
	157	TRITON INTL LTD CL A	8,995	11,090
	22	W P CAREY & CO LLC COM	1,405	1,882
			90,549	113,248	0.30%

REIT	35	PROLOGIS TR SH BEN INT	2,889	4,525
			2,889	4,525	0.01%

TOTAL REAL ESTATE			93,438	117,773	0.31%

UTILITIES	23	AMERICAN STS WTR CO COM	881	2,166
	10	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	442
	120	BROOKFIELD INFRASTRUCTURE	3,556	4,241
	1,000	BROOKFIEL RENEWABLE PARTNERS L.P.	29,812	29,150
	339	DOMINION RES INC VA COM	17,456	21,574
	174	DUKE ENERGY CORP COM	15,663	17,827
	51	ENTERGY CORP NEW COM	3,539	5,522
	180	NEXTERA ENERGY INC COM	13,503	13,433
	262	SOUTHERN CO COM	11,431	17,732
	116	WEC ENERGY GROUP INC COM	4,623	10,903
TOTAL UTILITIES			100,464	122,990	0.32%

RIGHTS ATTACHED TO COMMON STOCKS
	725	OCCIDENTAL PETROLEUM CORP COM	-	31,117
			-	31,117	0.08%

TOTAL INVESTMENTS IN COMMON STOCKS			$5,118,317	$5,940,998	15.59%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
	-	$-	$-	0.00%

TOTAL INVESTMENTS IN OPTIONS		$-	$-	0.00%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2023

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
COMPASS DIV HOLDINGS FIXED FLTG RAT CUM PFD	[4,5]	7.875%	N/A	4,000	$93,349	$100,480

TOTAL INVESTMENTS IN PREFERRED STOCKS					$93,349	$100,480	0.26%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)

January 31, 2023

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$3,393,746	$3,393,746	8.91%

TOTAL INVESTMENTS - MARKET VALUE			38,089,448	99.96%

TOTAL OTHER LIABILITES IN EXCESS OF ASSETS			14,158	0.04%

TOTAL NET ASSETS			$38,103,606	100.00%

1In default

2Market value ratified by the Fund's Board of Directors per policy.

3Non-income producing security

4Perpetual security.  Maturity date is not applicable.

5Variable rate security.  The rate shown is the coupon as of the end of the reporting period.

6Affiliate Investment

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

January 31, 2023

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-
TOTAL CALL OPTIONS - LIABILITIES		$-	$-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2023

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges.. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2023

D. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax-exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2018 and thereafter are subject to possible future examinations by tax authorities.

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2023

I. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2023

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2023.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$1,173,790	$-	$-	$1,173,790
Bond Mutual Funds	1,443,814	-	-	1,443,814
Stock Mutual Funds	1,396,795	-	-	1,396,795
Common Stocks – Publicly Traded	5,940,998	-	-	5,940,998
Preferred Stocks – Publicly Traded	100,480	-	-	100,480
Cash and Cash Equivalents	3,393,746	-	-	3,393,746
Limited Partnerships – Measured at NAV (1)	-	-	-	24,639,825
Total Investments	$13,449,623	$-	$-	$38,089,448

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2023, were as follows:

Gross appreciation (excess of value over tax cost)	$12,865,118
Gross depreciation (excess of tax cost over value)	(4,220,565)
Net unrealized appreciation	$8,644,553
Cost of investments for income tax purposes	$29,444,895

4.	OPTIONS WRITTEN

The Company did not have any cash or securities pledged as collateral for written options and there were no outstanding written options at January 31, 2023.

5.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,699,456 and have been assigned no value at January 31, 2023.